Off-balance sheet assets received (Tables)	12 Months Ended
Dec. 31, 2017
Notes Off-balance Sheet Assets Received [Line Items]
Tabular disclosure of off-balance sheet assets received [text block]
Off-balance sheet assets received
CHF million	31.12.17	31.12.16
Fair value of assets received that can be sold or repledged	469,132	429,327
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative transactions and other transactions[1]	462,460	423,524
received in unsecured borrowings	6,672	5,803
Thereof sold or repledged[2]	337,514	316,323
in connection with financing activities	293,295	277,341
to satisfy commitments under short sale transactions	30,463	22,824
in connection with derivative and other transactions[1]	13,756	16,158
1 Includes securities received as initial margin from its clients that UBS is required to remit to CCPs, brokers and deposit banks through its exchange-traded derivative (ETD) clearing and execution services. 2 Does not include off-balance sheet securities (31 December 2017: CHF 28.1 billion; 31 December 2016: CHF 30.9 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.

UBS AG
Notes Off-balance Sheet Assets Received [Line Items]
Tabular disclosure of off-balance sheet assets received [text block]
Off-balance sheet assets received
CHF million	31.12.17	31.12.16
Fair value of assets received that can be sold or repledged	469,132	429,327
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative transactions and other transactions[1]	462,460	423,524
received in unsecured borrowings	6,672	5,803
Thereof sold or repledged[2]	337,514	316,324
in connection with financing activities	293,295	277,341
to satisfy commitments under short sale transactions	30,463	22,825
in connection with derivative and other transactions[1]	13,756	16,158
1 Includes securities received as initial margin from its clients that UBS AG is required to remit to CCPs, brokers and deposit banks through its exchange-traded derivative (ETD) clearing and execution services. 2 Does not include off-balance sheet securities (31 December 2017: CHF 28.1 billion; 31 December 2016: CHF 30.9 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.